Costs of services and general and administrative costs	6 Months Ended
Jun. 30, 2025
Costs of service and general and administrative costs [Abstract]
Costs of services and general and administrative costs
2. Costs of services and general and administrative costs
Costs of services and general and administrative costs include:

	Six Months Ended 30 June 2025	Six Months Ended 30 June 2024
	£m	£m
Staff costs[1]	3,685	3,985
Establishment costs	219	242
Media pass-through costs	1,279	1,208
Other costs of services and general and administrative costs[2]	1,259	1,369
	6,442	6,804
Notes
[1] Additional staff costs of £4 million (period ended 30 June 2024: £77 million) are included within Restructuring and transformation costs below.
[2] Other costs of services and general and administrative costs include £358 million (period ended 30 June 2024: £420 million) of other pass-through costs.
2. Costs of services and general and administrative costs (continued)

Other costs of services and general and administrative costs include the following significant items:

	Six Months Ended 30 June 2025	Six Months Ended 30 June 2024
	£m	£m
Goodwill impairment	116	—
Amortisation and impairment of acquired intangible assets	32	57
Restructuring and transformation costs	32	131
Goodwill impairment
In the six months to 30 June 2025, goodwill impairment charges of £116 million were recognised (period to 30 June 2024: £nil). As a result of the separation of AKQA and Grey in 2025, the previous AKQA Group cash generating unit (“CGU”), which was impaired in 2024, now constitutes two separate CGUs for AKQA and Grey. Of the total impairment charges recognised in the current period, £58 million related to the Grey CGU and £58 million related to the AKQA CGU.

The impairment charges related to both the Grey and AKQA CGUs reflect the impact of previously unforeseen declines in trading performance, predominantly due to the adverse impact of further macroeconomic pressures and uncertainty in the period following the introduction of new global tariffs in April, which are impacting client discretionary spend and the volume of net new business.

The recoverable amounts of the Grey and AKQA CGUs, which are both part of the Global Integrated Agencies reportable segment, are £181 million and £172 million, respectively. The recoverable amounts of the Grey and AKQA CGUs were calculated on a fair value less costs of disposal (FVLCD) basis. The FVLCDs were determined using a discounted cash flow approach with future cash flows based upon a projection period of up to five years, with cash flows beyond the projection period based on a long-term growth rate of 2.0% (2024: 2.0%). Post-tax discount rates of 12.25% (2024: 10.5%) and 11.25% (2024: 10.5%) were applied to determine the Grey and AKQA recoverable amounts, respectively. The basis for the key inputs, which are considered Level 3 in the fair value hierarchy, is consistent with the previous full year impairment test.

The new factors impacting Grey and AKQA, described above, have also reduced the headroom at the Ogilvy CGU in 2025. If operating margins, which the impairment assessments are sensitive to, in future periods were 2.0% lower than current expectations, additional goodwill impairment charges of £36 million for AKQA and £27 million for Grey would be recognised. For Ogilvy, if operating margin was 1.0% lower than current expectations a goodwill impairment charge of £68 million would be recognised, if the discount rate was 1.0% higher a goodwill impairment charge of £84 million would be recognised.

Amortisation and impairment of acquired intangible assets
Charges of £32 million (2024: £57 million) relate to ongoing amortisation charges for previously acquired intangible assets. The prior period included an accelerated amortisation charge of £20 million for certain brands that no longer had a useful life due to the creation of Burson.

Restructuring and transformation costs
Charges of £32 million (2024: £131 million) include £25 million (2024: £47 million) in relation to the Group’s IT transformation programme, which includes the rollout of new ERP systems. The prior period included costs of £76 million related to the continuing transformation plan, including the creation of VML and Burson, and simplification of GroupM.